Consolidated Balance Sheets (unaudited) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
CURRENT ASSETS
Cash and cash equivalents	$ 140,555	$ 208,056
Restricted cash, current (Note 8)	5,122	3,769
Trade accounts receivable	10,634	10,889
Inventories (Note 4)	16,882	14,247
Due from managers	3,585	0
Due from related parties (Note 3)	672	1,209
Prepaid expenses and other receivables	7,106	8,604
Other current assets	8,983	5,284
Total Current Assets	193,539	252,058
FIXED ASSETS
Advances for vessels under construction and acquisition of vessels (Note 6)	55,892	127,910
Vessels and other fixed assets, net (Note 5)	1,802,507	1,757,552
Total Fixed Assets	1,858,399	1,885,462
OTHER NON-CURRENT ASSETS
Long term investment (Note 3)	913	844
Restricted cash, non-current (Note 8)	8,785	10,228
Fair value of above market acquired time charter (Note 7)	0	254
Other non-current assets (Note 6)	1,604	0
TOTAL ASSETS	2,063,240	2,148,846
CURRENT LIABILITIES
Current portion of long term debt (Note 8)	0	127,141
Lease commitments short term (Notes 5 and 8)	9,137	4,490
Accounts payable	9,409	9,436
Due to related parties (Note 3)	415	422
Due to managers	0	2,291
Accrued liabilities	11,185	14,773
Derivative liability, current (Note 14)	5,638	5,931
Deferred revenue	2,637	2,465
Total Current Liabilities	38,421	166,949
NON-CURRENT LIABILITIES
8.00% 2019 Notes, net of unamortized deferred finance fees of $1,677 and $1,461, respectively (Note 8)	48,539	48,323
Long term debt, net of current portion and unamortized deferred finance fees of $14,360 and $9,992, respectively (Note 8)	761,597	720,237
Lease commitments long term (Notes 5 and 8)	153,596	75,030
Derivative liability, non current (Note 14)	4,879	2,518
Other non-current liabilities	524	431
TOTAL LIABILITIES	1,007,556	1,013,488
COMMITMENTS & CONTINGENCIES (Note 13)
STOCKHOLDERS' EQUITY
Preferred Stock; $0.01 par value, authorized 25,000,000 shares; none issued or outstanding at December 31, 2015 and June 30, 2016 (Note 9)	0	0
Common Stock, $0.01 par value, 300,000,000 shares authorized; 43,821,114 and 43,955,659 shares issued and outstanding at December 31, 2015 and June 30, 2016, respectively (Note 9)	440	438
Additional paid in capital	2,010,723	2,008,440
Accumulated other comprehensive loss (Note 14)	(1,479)	(1,216)
Accumulated deficit	(954,000)	(872,304)
Total Stockholders' Equity	1,055,684	1,135,358
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 2,063,240	$ 2,148,846